Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets.
Prepaid Expenses and Other Current Assets

Note 7 – Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprised the following:

	At December 31,	At December 31,
	2022	2021
Gold bullion	$28.1	$32.4
Prepaid expenses	22.1	18.8
Stream ounces inventory	0.1	0.5
Debt issue costs	0.6	0.9
	$50.9	$52.6